Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
March 31, 2022
XLI-NPRT1-0522
1.9884854.104
Municipal Bonds - 96.1%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	113,429
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	117,624
4% 12/1/41	85,000	89,430
4% 12/1/49	190,000	197,436
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	108,434
5% 4/1/26	100,000	110,998
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,131,774
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	455,390
TOTAL ALABAMA		2,324,515
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	937,517
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	220,000	220,952
TOTAL ALASKA		1,158,469
Arizona - 2.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,095
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	197,525
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,145,830
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,864,070
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	458,165
5% 5/1/29	290,000	294,358
5% 5/1/33	565,000	568,209
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	431,983
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	229,834
1.15% 7/1/27	375,000	341,068
1.3% 7/1/28	485,000	435,311
1.5% 7/1/29	600,000	536,014
1.65% 7/1/30	825,000	731,783
1.7% 7/1/31	450,000	392,681
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	65,000	65,280
Series 2007, 2.7%, tender 8/14/23 (b)(c)	600,000	604,986
Series 2019, 5%, tender 6/3/24 (b)(c)	1,980,000	2,094,113
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	607,316
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,108,976
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,105
5% 7/1/48	10,000	9,985
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	112,984
Series 2021 A, 4% 9/1/51	775,000	814,140
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	300,000	257,714
6% 1/1/48 (d)	300,000	245,482
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (c)	300,000	335,953
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,181,909
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,065
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	202,820
TOTAL ARIZONA		15,298,754
California - 7.3%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	327,918
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	82,416
California Gen. Oblig.:
Series 2020:
4% 11/1/37	1,000,000	1,093,161
4% 11/1/45	2,000,000	2,102,097
Series 2021:
5% 9/1/32	2,175,000	2,637,820
5% 10/1/41	5,435,000	6,452,815
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	464,604
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	197,122	205,651
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,344,893
Series 2022 C:
5% 8/1/29 (e)	155,000	177,163
5% 8/1/32 (e)	285,000	332,303
Series 2021 C:
5% 11/1/26	5,000,000	5,612,628
5% 11/1/27	2,380,000	2,722,521
5% 11/1/28	2,500,000	2,910,572
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	105,900
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (c)	175,000	194,438
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,807,550
Series B, 5% 7/1/50	1,070,000	1,241,072
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	155,000	156,922
5% 8/1/24 (c)	310,000	329,669
5% 8/1/25 (c)	110,000	119,491
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,099,103
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (e)	225,000	252,534
4% 8/1/34 (e)	320,000	354,571
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	105,000	116,016
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	559,305
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	764,314
5% 5/1/52	1,080,000	1,291,744
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (c)	560,000	618,753
Series 2019 A, 5% 5/1/49 (c)	3,000,000	3,294,697
Series 2019 B, 5% 5/1/49	45,000	50,623
Series 2022 A:
5% 5/1/26 (c)	815,000	891,912
5% 5/1/27 (c)	830,000	923,314
5% 5/1/28 (c)	1,105,000	1,246,687
5% 5/1/29 (c)	740,000	844,738
Series 2022 B, 5% 5/1/52	2,240,000	2,581,183
Univ. of California Revs. Series 2018 AZ, 5% 5/15/43	130,000	147,029
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	211,450
Series 2017 B:
5% 7/1/29	115,000	129,030
5% 7/1/30	230,000	257,417
TOTAL CALIFORNIA		46,056,024
Colorado - 2.4%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	44,107
5% 10/1/43	50,000	54,705
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	36,378
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	119,940
5%, tender 11/19/26 (b)	210,000	234,304
Series 2019 A:
5% 11/1/25	435,000	477,465
5% 11/15/39	190,000	221,233
Series 2019 A1, 4% 8/1/44	195,000	203,439
Series 2019 A2, 5% 8/1/44	845,000	946,584
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	306,761
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	65,000	67,630
Series 2019 H, 4.25% 11/1/49	35,000	36,442
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	122,826
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	849,860
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	862,286
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	25,000	26,159
5% 11/15/26 (c)	50,000	55,267
Series 2018 A, 5% 12/1/34 (c)	1,125,000	1,343,732
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,409,658
5% 9/15/46	1,820,000	2,151,959
Series 2020 B:
5% 9/15/27	2,000,000	2,306,025
5% 9/15/28	2,000,000	2,346,993
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	252,535
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	206,418
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	43,928
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	258,036
TOTAL COLORADO		14,984,670
Connecticut - 4.9%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	355,422
5% 8/1/33	800,000	945,364
5% 8/1/34	500,000	590,059
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	238,976
5% 5/15/26	125,000	138,906
Series 2016 D, 5% 8/15/25	210,000	229,454
Series 2018 F:
5% 9/15/24	100,000	107,072
5% 9/15/25	100,000	109,476
Series 2019 A:
4% 4/15/37	1,800,000	1,929,641
5% 4/15/26	115,000	127,567
Series 2020 A, 4% 1/15/34	300,000	325,376
Series 2021 B, 5% 6/1/41	1,125,000	1,308,276
Series 2021 D:
5% 7/15/24	260,000	277,404
5% 7/15/25	430,000	468,920
5% 7/15/26	425,000	473,953
5% 7/15/27	570,000	648,349
5% 7/15/28	655,000	757,914
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	214,915
5%, tender 1/1/27 (b)	330,000	369,482
Series 2018 K1:
5% 7/1/26	680,000	738,702
5% 7/1/28	1,120,000	1,247,517
Series 2019 A, 5% 7/1/49 (d)	130,000	123,783
Series 2019 Q-1:
5% 11/1/25	90,000	99,014
5% 11/1/26	95,000	106,860
Series 2020 K, 4% 7/1/45	1,000,000	1,053,337
Series 2021 G:
4% 3/1/46	235,000	253,578
4% 3/1/51	380,000	407,060
Series 2022 M, 4% 7/1/39 (e)	415,000	432,877
Series A, 5% 7/1/26	160,000	170,214
Series E, 5% 7/1/42	250,000	262,363
Series K1:
5% 7/1/27	1,100,000	1,213,072
5% 7/1/30	1,000,000	1,106,734
5% 7/1/34	725,000	796,513
5% 7/1/36	450,000	493,349
5% 7/1/39	490,000	535,017
Series K3, 5% 7/1/43	215,000	233,514
Series L1:
4% 7/1/28	750,000	804,910
4% 7/1/29	750,000	809,043
4% 7/1/30	1,000,000	1,082,768
Series N:
5% 7/1/25	390,000	416,940
5% 7/1/26	575,000	623,440
5% 7/1/27	430,000	472,443
Series R, 5% 6/1/36	900,000	1,045,733
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	330,000	330,522
Series 2022 A1:
5% 11/15/26	200,000	222,914
5% 5/15/27	220,000	247,339
5% 11/15/27	230,000	259,903
5% 5/15/28	225,000	255,891
5% 11/15/28	220,000	251,934
5% 5/15/29	225,000	258,376
5% 11/15/29	125,000	143,623
5% 5/15/30	375,000	433,352
5% 11/15/30	175,000	203,082
Series 2022 A2:
5% 5/15/23 (c)	500,000	517,102
5% 11/15/23 (c)	670,000	701,050
5% 5/15/24 (c)	595,000	627,678
5% 11/15/24 (c)	965,000	1,028,588
5% 5/15/25 (c)	400,000	429,867
5% 11/15/25 (c)	300,000	325,219
5% 5/15/26 (c)	425,000	463,349
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	81,907
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	153,667
TOTAL CONNECTICUT		31,080,670
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	214,343
5% 10/1/44	1,000,000	1,131,107
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (c)	440,000	485,328
Series 2019 A, 5% 10/1/25 (c)	70,000	75,950
Series 2020 A:
5% 10/1/25 (c)	440,000	477,403
5% 10/1/26 (c)	320,000	352,966
5% 10/1/27 (c)	110,000	123,174
5% 10/1/28 (c)	55,000	62,416
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	104,612
5% 10/1/24	100,000	107,217
5% 10/1/25	100,000	109,802
TOTAL DISTRICT OF COLUMBIA		3,244,318
Florida - 3.5%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	274,891
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (c)	45,000	47,942
Series 2017, 5% 10/1/42 (c)	1,365,000	1,504,312
Series 2019 A, 5% 10/1/49 (c)	1,000,000	1,101,951
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	52,027
Series 2016, 5% 7/1/26	230,000	256,678
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	564,871
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	112,182
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	404,780
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	150,000	154,956
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	325,000	357,164
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	113,861
5% 10/1/29	80,000	86,438
5% 10/1/30	70,000	75,508
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (c)	125,000	139,170
Series 2019 A:
5% 10/1/22 (c)	300,000	305,128
5% 10/1/23 (c)	300,000	313,022
5% 10/1/24 (c)	300,000	319,914
5% 10/1/25 (c)	300,000	325,502
5% 10/1/32 (c)	300,000	340,951
5% 10/1/38 (c)	430,000	484,747
5% 10/1/54 (c)	1,620,000	1,790,422
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (c)	2,750,000	3,033,300
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	743,043
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (c)	620,000	669,035
5% 10/1/38 (c)	80,000	85,609
Series 2016 A, 5% 10/1/29	145,000	160,993
Series 2017 B, 5% 10/1/40 (c)	810,000	884,736
Series 2020 A:
4% 10/1/40	300,000	314,834
5% 10/1/25	245,000	267,804
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	420,395
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	105,838
Series 2015 A, 5% 5/1/28	290,000	313,465
Series 2015 D, 5% 2/1/26	10,000	11,038
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	187,344
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	66,127
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,533,079
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	517,302
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	350,525
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	111,142
5% 8/15/42	5,000	5,647
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	110,099
Series 2015 A, 5% 12/1/40	410,000	442,396
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	27,547
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,045,304
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	456,181
0% 9/1/35	750,000	468,366
0% 9/1/36	800,000	478,402
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	33,826
5% 10/15/49	60,000	67,243
TOTAL FLORIDA		22,037,037
Georgia - 5.2%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	140,000	146,296
Series 2019 B, 5% 7/1/25 (c)	60,000	64,764
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,115,545
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	172,978
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	1,140,000	1,126,091
2.25%, tender 5/25/23 (b)	315,000	314,227
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	331,327
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	240,266
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	42,746
5% 6/15/52	145,000	166,088
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	251,336
5% 1/1/23	450,000	461,157
5% 1/1/26	165,000	181,166
5% 1/1/30	55,000	63,189
5% 1/1/34	375,000	426,282
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	424,903
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	435,131
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	498,179
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	406,315
4% 1/1/41	480,000	484,886
5% 1/1/23	100,000	102,427
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	215,303
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	468,247
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	458,168
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	423,298
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	383,526
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	327,336
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,187,187
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,190
5% 8/1/39	5,000	5,372
5% 8/1/43	5,000	5,467
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	209,444
4% 7/1/43	205,000	218,061
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	585,000	601,029
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	515,237
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	12,713,092
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,814,548
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	197,304
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	245,000	261,684
5% 4/1/24	675,000	713,483
5% 4/1/29	500,000	580,517
5% 4/1/36	135,000	158,748
Series 2020 B:
5% 9/1/25	180,000	197,814
5% 9/1/34	1,000,000	1,185,705
Series A:
5% 6/1/22	80,000	80,516
5% 6/1/23	80,000	82,974
5% 6/1/24	130,000	136,828
TOTAL GEORGIA		32,601,377
Hawaii - 1.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/45 (c)	1,000,000	1,064,916
Series 2018 A:
5% 7/1/33 (c)	350,000	390,972
5% 7/1/48 (c)	2,800,000	3,059,052
Series 2022 A, 5% 7/1/42 (c)	1,245,000	1,428,546
Series 2022 B, 5% 7/1/24 (c)	3,350,000	3,548,705
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	40,000	43,204
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,175,529
Series 2017 A, 5% 9/1/33	5,000	5,678
Series 2022 A:
5% 11/1/23 (e)	280,000	290,267
5% 11/1/27 (e)	345,000	389,659
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	125,977
TOTAL HAWAII		11,522,505
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	20,691
Series 2021 A, 5% 7/15/31	610,000	736,346
TOTAL IDAHO		757,037
Illinois - 10.6%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	16,122
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	843,328
Series 2018 A:
5% 12/1/29	350,000	382,433
5% 12/1/30	160,000	174,309
5% 12/1/31	150,000	162,835
Series 2018 C, 5% 12/1/46	3,250,000	3,466,283
Series 2019 A:
5% 12/1/29	125,000	137,510
5% 12/1/30	405,000	443,129
5% 12/1/30	100,000	109,414
Series 2021 B, 5% 12/1/22	500,000	510,246
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	230,686
Series 2020 A:
5% 1/1/27	400,000	434,318
5% 1/1/30	555,000	612,511
Series 2021 A, 5% 1/1/32	7,725,000	8,535,626
Series 2021 B, 4% 1/1/32	375,000	381,292
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (c)	2,000,000	2,042,654
5.5% 1/1/29 (c)	200,000	204,732
Series 2014 B:
5% 1/1/26	100,000	104,585
5% 1/1/28	270,000	282,143
Series 2016 A, 4% 1/1/33 (c)	305,000	319,100
Series 2016 B:
4% 1/1/35	200,000	207,891
5% 1/1/46	2,000,000	2,169,070
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (c)	400,000	404,121
Series 2013 A, 5% 1/1/23 (c)	70,000	71,568
Series 2017 B, 5% 1/1/37	50,000	54,940
Series 2018 A, 5% 1/1/48 (c)	90,000	97,959
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	50,000	55,191
5% 7/1/48 (c)	600,000	659,056
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	681,341
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,483
5% 11/15/31	500,000	553,363
Series 2021 A:
5% 11/15/22	125,000	127,681
5% 11/15/23	35,000	36,690
5% 11/15/24	50,000	53,584
5% 11/15/33	425,000	495,761
Series 2021 B:
4% 11/15/25	180,000	191,197
4% 11/15/26	90,000	96,562
4% 11/15/27	90,000	97,260
4% 11/15/28	45,000	49,042
Illinois Fin. Auth. Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	422,904
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	218,756
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	223,485
5% 10/1/31	200,000	232,910
5% 10/1/38	200,000	230,226
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	40,398
5% 8/1/24	45,000	47,259
5% 8/1/30	615,000	668,815
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,110
Series 2016, 5% 10/1/29	30,000	33,336
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	788,757
5% 5/15/43	790,000	883,943
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	16,761
Series 2012 A, 5% 5/15/41 (Pre-Refunded to 5/15/22 @ 100)	695,000	698,211
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	270,910
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	55,201
5% 11/15/24	65,000	66,394
Series 2015 A:
5% 11/15/23	10,000	10,498
5% 11/15/25	150,000	164,404
5% 10/1/35	715,000	779,537
5% 11/15/45	300,000	323,282
Series 2015 C:
4.125% 8/15/37	60,000	62,374
5% 8/15/26	35,000	38,076
5% 8/15/44	1,380,000	1,488,717
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	69,331
5% 7/1/31	30,000	33,120
5% 7/1/33	10,000	11,032
5% 7/1/36	45,000	49,642
Series 2016 B, 5% 8/15/35	250,000	280,074
Series 2016 C:
4% 2/15/41	35,000	37,067
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,400
5% 2/15/34	50,000	55,966
Series 2016:
5% 12/1/23	155,000	162,556
5% 5/15/29	10,000	10,939
5% 12/1/29	620,000	686,503
5% 12/1/33	485,000	535,804
5% 12/1/40	85,000	93,408
5% 12/1/46	2,695,000	2,949,301
Series 2017 A, 5% 7/15/42	1,000,000	1,139,985
Series 2018 A:
4.25% 1/1/44	55,000	58,633
5% 1/1/38	225,000	253,063
5% 1/1/44	340,000	378,475
Series 2019:
4% 9/1/35	60,000	62,225
5% 9/1/36	295,000	327,663
5% 9/1/38	100,000	110,856
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	65,000	65,185
Series 2012:
5% 8/1/22	90,000	91,012
5% 8/1/24	70,000	71,089
Series 2013 A, 5% 4/1/23	525,000	540,126
Series 2013, 5% 7/1/23	10,000	10,353
Series 2014:
5% 4/1/24	100,000	105,178
5% 2/1/25	520,000	547,192
5% 5/1/28	50,000	52,978
Series 2016:
5% 1/1/26	5,000	5,425
5% 2/1/26	400,000	434,420
5% 2/1/27	585,000	641,302
5% 11/1/29	1,400,000	1,526,967
Series 2017 C, 5% 11/1/29	345,000	379,801
Series 2017 D:
5% 11/1/25	60,000	64,949
5% 11/1/27	850,000	936,657
Series 2017, 4% 2/1/24	30,000	30,922
Series 2018 A:
5% 10/1/24	25,000	26,569
5% 10/1/28	1,500,000	1,672,019
Series 2018 B:
5% 5/1/24	1,500,000	1,580,335
5% 10/1/24	1,050,000	1,115,907
Series 2019 B:
5% 9/1/24	105,000	111,400
5% 9/1/25	20,000	21,594
Series 2021 A, 5% 3/1/32	450,000	507,892
Series May 2014, 5% 5/1/39	1,600,000	1,685,018
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	775,000	778,725
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	294,667
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	240,552
Series 2019 A, 5% 1/1/44	105,000	119,314
Series A, 5% 1/1/40	220,000	253,114
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	294,658
Series 2015, 4% 2/1/30	800,000	829,693
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	256,791
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	54,119
Series 1994 A, 0% 6/15/25	25,000	22,662
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	969,950
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,442
Series 2002, 0% 12/15/23	205,000	195,465
Series 2012 B, 5% 6/15/23	10,000	10,077
Series 2017 A, 5% 6/15/57	875,000	923,192
Series 2020 A:
4% 6/15/50	1,170,000	1,159,362
5% 6/15/50	1,730,000	1,843,565
Series 2022 A:
0% 12/15/35	420,000	239,855
0% 6/15/40	595,000	270,616
4% 12/15/47	5,000,000	4,978,828
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	482,903
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	16,060
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	115,073
TOTAL ILLINOIS		67,187,296
Indiana - 0.8%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	46,104
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	100,000	92,008
Indiana Fin. Auth. Rev. Series 2016:
5% 9/1/24	20,000	21,447
5% 9/1/30	50,000	55,135
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,180,795
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	65,000	65,107
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	125,000	125,636
5% 7/1/25	690,000	753,811
Series 2021 C1, 3% 1/1/52	1,200,000	1,204,270
Series A, 3.75% 1/1/49	395,000	405,906
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (c)	75,000	78,307
5% 1/1/30 (c)	85,000	88,600
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	220,139
Series 2020, 5% 4/1/30	105,000	119,048
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	695,000	761,346
TOTAL INDIANA		5,217,659
Iowa - 0.9%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	35,000	36,194
5% 5/15/48	105,000	107,755
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,228,215
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (c)	155,000	174,139
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	446,022
5% 6/1/27	250,000	277,098
5% 6/1/28	500,000	560,992
5% 6/1/29	600,000	680,303
5% 6/1/30	700,000	800,626
Series 2021 B1, 4% 6/1/49	325,000	329,723
TOTAL IOWA		5,641,067
Kentucky - 1.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	184,597
5% 2/1/25	280,000	301,055
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	957,658
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	395,459
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	188,754
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	88,530
5% 5/1/29	85,000	96,999
5% 5/1/32	20,000	22,905
5% 5/1/33	15,000	17,192
5% 5/1/34	20,000	22,901
5% 5/1/35	10,000	11,296
5% 5/1/36	10,000	11,288
5% 5/1/38	1,000,000	1,126,643
Series A:
4% 11/1/35	600,000	648,927
5% 11/1/29	150,000	172,409
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,584,310
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	77,998
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	98,085
Series 2016 A, 5% 10/1/32	70,000	77,714
Series 2020 A, 4% 10/1/40	195,000	208,040
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	65,000	68,621
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	125,790
TOTAL KENTUCKY		6,487,171
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	208,713
Series 2017, 5% 5/15/27	115,000	129,704
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	16,757
Series 2017 A, 5% 12/15/32	165,000	186,483
Series 2018 E, 5% 7/1/38	100,000	112,683
New Orleans Aviation Board Rev. (North Term. Proj.):
Series 2015 B, 5% 1/1/40 (c)	190,000	200,631
Series 2017 B, 5% 1/1/48 (c)	2,000,000	2,151,247
TOTAL LOUISIANA		3,006,218
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	228,865
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,141
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	40,000	41,612
Series 2014, 5% 7/1/30	585,000	618,250
Series 2016 A:
4% 7/1/41	85,000	87,687
4% 7/1/46	85,000	87,054
5% 7/1/41	25,000	26,981
5% 7/1/46	140,000	150,014
Series 2017 B, 5% 7/1/29	10,000	11,178
Series 2018, 5% 7/1/48	135,000	153,015
TOTAL MAINE		1,424,797
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,285,460
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	95,079
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	80,000	82,714
Series 2019 C, 5% 9/1/28	115,000	132,916
Series 2021 C:
0.375% 7/1/23	100,000	98,096
0.6% 7/1/24	600,000	578,225
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (c)	280,000	282,305
5% 7/1/23 (c)	325,000	335,733
5% 7/1/25 (c)	510,000	548,678
5% 7/1/26 (c)	230,000	251,782
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,107,035
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/29	120,000	134,478
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	169,025
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,357,720
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,774,679
5% 10/1/26	1,650,000	1,859,548
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	1,420,000	1,586,645
TOTAL MARYLAND		13,680,118
Massachusetts - 4.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	992,233
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	392,120
5% 6/1/27	500,000	571,155
5% 6/1/41	1,250,000	1,427,607
Series 2021 A, 5% 6/1/51	1,860,000	2,153,664
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	300,000	307,123
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	38,940
Series 2016 A, 5% 1/1/31	40,000	43,716
Series 2016 I:
5% 7/1/30	195,000	214,374
5% 7/1/41	140,000	153,371
Series 2017 A:
5% 1/1/36	325,000	357,187
5% 1/1/37	1,050,000	1,152,890
Series 2017, 5% 7/1/36	275,000	299,291
Series 2018, 5% 1/1/43	180,000	196,137
Series 2019 K:
5% 7/1/25	125,000	136,519
5% 7/1/26	165,000	184,210
5% 7/1/27	195,000	221,651
Series 2019:
5% 7/1/27	440,000	484,788
5% 9/1/59	510,000	574,492
Series 2020 A:
4% 7/1/45	480,000	485,372
5% 10/15/28	1,000,000	1,175,962
Series 2021 V, 5% 7/1/55	1,245,000	1,602,070
Series 2021:
4% 7/1/26	240,000	246,973
4% 7/1/27	255,000	262,155
4% 7/1/28	325,000	333,476
4% 7/1/29	340,000	347,280
4% 7/1/30	355,000	360,974
4% 7/1/31	370,000	374,839
Series M:
4% 10/1/50	490,000	493,451
5% 10/1/45	370,000	407,200
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (c)	130,000	131,157
Series 2016, 5% 7/1/24 (c)	210,000	221,182
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,274,536
Series 2019 C, 5% 5/1/49	345,000	394,488
Series E, 5% 11/1/50	1,640,000	1,914,349
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	700,000	703,404
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (c)	500,000	561,631
Series 2021 E:
5% 7/1/41 (c)	1,000,000	1,141,603
5% 7/1/46 (c)	290,000	327,682
5% 7/1/51 (c)	1,000,000	1,125,119
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	230,000	252,748
TOTAL MASSACHUSETTS		25,039,119
Michigan - 1.2%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	40,000	42,211
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	147,574
5% 7/1/25	60,000	64,125
5% 7/1/27	265,000	292,240
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	201,888
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	226,075
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	111,599
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	193,142
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	57,035
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	624,735
Series 2015 A, 5% 8/1/32	135,000	143,060
Series 2016:
5% 11/15/26	160,000	178,925
5% 11/15/41	30,000	32,982
Series 2019 A, 5% 11/15/48	55,000	62,268
Series 2020 A:
4% 5/15/22	325,000	326,121
4% 6/1/49	135,000	137,785
Series 2021:
4% 9/1/31	665,000	721,456
5% 9/1/32	690,000	802,793
5% 9/1/33	650,000	754,928
5% 9/1/36	505,000	584,444
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	11,308
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	175,000	174,981
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,156,367
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	50,560
Series 2017 B, 5% 12/1/42 (c)	150,000	164,502
Series 2018 D, 5% 12/1/29 (c)	85,000	96,370
TOTAL MICHIGAN		7,359,474
Minnesota - 0.7%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	492,556
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	245,188
5% 2/15/58	270,000	299,478
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	65,253
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	563,089
5% 10/1/45	30,000	33,039
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,249,788
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	255,000	262,119
TOTAL MINNESOTA		4,210,510
Mississippi - 0.2%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	330,000	331,615
5% 6/1/25	750,000	818,909
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	88,385
Series I, 5% 10/1/24	70,000	74,999
TOTAL MISSISSIPPI		1,313,908
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	38,432
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,317,870
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	533,200
Series 2018 A, 5% 11/15/43	1,000,000	1,135,824
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	20,678
Series 2021 A, 3% 5/1/52	555,000	557,779
Saint Louis Arpt. Rev.:
Series 2012, 5% 7/1/32 (c)	145,000	145,930
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	638,176
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	26,087
5.25% 9/1/53	1,240,000	1,295,435
TOTAL MISSOURI		5,709,411
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	20,000	20,400
Series 2019 B, 4% 6/1/50	15,000	15,615
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	33,361
TOTAL MONTANA		69,376
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	725,000	760,077
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	60,000	61,905
Series 2019 E, 3.75% 9/1/49 (c)	80,000	81,897
Series 2022 B:
5% 3/1/25 (c)	1,090,000	1,160,510
5% 9/1/25 (c)	1,105,000	1,187,490
5% 3/1/26 (c)	1,100,000	1,192,812
5% 9/1/26 (c)	1,140,000	1,246,602
5% 3/1/30 (c)	400,000	455,080
TOTAL NEBRASKA		6,146,373
Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	122,263
Clark County School District Series 2017 A, 5% 6/15/25	400,000	435,871
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	410,000	424,263
Series 2019 B, 4% 10/1/49	40,000	41,399
Series 2021 B, 3% 10/1/51	2,095,000	2,102,038
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	206,369
TOTAL NEVADA		3,332,203
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/30	1,405,000	1,652,263
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	227,895	243,312
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	208,320
5% 8/1/26	105,000	117,435
5% 8/1/37	100,000	114,335
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	560,000	565,230
Series 2016, 5% 10/1/22	85,000	86,537
TOTAL NEW HAMPSHIRE		2,987,432
New Jersey - 4.4%
New Jersey Econ. Dev. Auth.:
Series 2013:
5% 3/1/27	10,000	10,247
5% 3/1/27 (Pre-Refunded to 3/1/23 @ 100)	185,000	190,526
Series A, 5% 11/1/40	360,000	399,650
Series QQQ:
5% 6/15/27	35,000	38,981
5% 6/15/28	40,000	44,943
New Jersey Econ. Dev. Auth. Lease Rev. Series 2018 A, 5% 6/15/23	1,000,000	1,034,642
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	100,000	93,574
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	26,096
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	395,264
Series 2013 NN, 5% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	1,000,000	1,029,870
Series 2013:
5% 3/1/23	25,000	25,685
5% 3/1/24	70,000	71,904
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	73,110
5% 6/15/26	280,000	295,846
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	63,950
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	74,609
Series 2015 XX:
4.25% 6/15/26	280,000	295,245
5% 6/15/26	65,000	70,097
Series 2017 DDD, 5% 6/15/30 (Pre-Refunded to 6/15/27 @ 100)	1,000,000	1,140,676
Series 2018 EEE:
5% 6/15/28	410,000	460,668
5% 6/15/43	1,270,000	1,395,359
Series LLL:
4% 6/15/44	315,000	321,956
5% 6/15/44	180,000	198,812
Series MMM, 4% 6/15/35	90,000	93,816
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	277,118
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	531,102
Series B, 5% 7/1/30	1,790,000	2,047,770
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	185,000	201,213
4% 6/1/31	70,000	76,365
4% 6/1/32	45,000	49,258
5% 6/1/29	205,000	235,977
Series 2021, 2% 6/1/23	5,000,000	4,999,248
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/22	25,000	25,234
Series 2016:
4% 7/1/48	100,000	104,583
5% 7/1/41	65,000	71,318
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (c)	530,000	589,241
Series 2018 B:
5% 12/1/25 (c)	500,000	546,156
5% 12/1/26 (c)	485,000	539,211
5% 12/1/27 (c)	850,000	955,908
Series 2020:
5% 12/1/24 (c)	100,000	107,171
5% 12/1/25 (c)	235,000	256,262
5% 12/1/25 (c)	60,000	65,429
5% 12/1/26 (c)	205,000	227,437
5% 12/1/27 (c)	145,000	162,742
5% 12/1/27 (c)	40,000	44,894
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	203,434
Series D, 5% 1/1/28	170,000	188,924
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	562,366
Series 2010 A, 0% 12/15/27	250,000	209,819
Series 2014 AA, 5% 6/15/25	100,000	105,637
Series 2016 A, 5% 6/15/27	160,000	177,257
Series 2018 A, 5% 12/15/32	100,000	111,724
Series 2021 A, 5% 6/15/33	1,000,000	1,143,642
Series 2022 A, 4% 6/15/39 (e)	720,000	743,096
Series 2022 AA:
5% 6/15/33 (e)	250,000	288,569
5% 6/15/36 (e)	1,460,000	1,667,654
Series AA:
4% 6/15/38	185,000	191,545
4% 6/15/50	400,000	406,093
5% 6/15/29	55,000	55,427
5% 6/15/40	210,000	234,416
5% 6/15/45	95,000	104,907
Series BB:
5% 6/15/33	1,000,000	1,115,370
5% 6/15/50	70,000	76,387
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	40,000	40,123
5% 5/1/23	30,000	31,056
TOTAL NEW JERSEY		27,616,609
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (c)	450,000	469,744
5% 9/1/26 (c)	1,045,000	1,163,856
5% 9/1/27 (c)	350,000	396,157
5% 9/1/29 (c)	150,000	173,997
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	175,000	181,129
Series 2019 D, 3.75% 1/1/50	50,000	51,411
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	4,970
5% 5/15/34	10,000	10,730
5% 5/15/39	5,000	5,335
5% 5/15/44	5,000	5,291
5% 5/15/49	15,000	15,806
Series 2019 B1, 2.625% 5/15/25	10,000	10,000
TOTAL NEW MEXICO		2,488,426
New York - 6.7%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	418,385
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	481,618
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,239
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	103,326
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	777,679
5% 4/1/52	520,000	595,361
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	106,933
Series 2021 A1, 5% 8/1/29	1,000,000	1,174,697
Series 2022 A1, 5% 8/1/47	6,060,000	6,980,735
Series E, 5% 8/1/30	1,025,000	1,140,106
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	253,293
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,953,268
Series 2021, 0.6%, tender 7/1/25 (b)	390,000	363,742
Series A 1 B, 5% 5/1/30	490,000	563,328
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,526,592
New York City Transitional Fin. Auth. Rev. Series 2016 E1, 5% 2/1/40	2,535,000	2,755,384
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	798,064
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	104,781
Series 2020 A:
4% 9/1/37	350,000	354,455
4% 9/1/39	700,000	706,824
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	128,609
Series 2016 A, 5% 11/15/31	100,000	108,356
Series 2016 C1, 5% 11/15/33	1,000,000	1,090,724
Series 2017 B, 5% 11/15/24	565,000	604,509
Series 2017 C1, 5% 11/15/30	325,000	360,278
Series 2017 D:
5% 11/15/25	1,635,000	1,778,135
5% 11/15/30	2,220,000	2,461,031
Series 2020 D:
4% 11/15/46	2,050,000	2,093,022
4% 11/15/47	150,000	153,069
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	185,731
5% 8/15/28	235,000	275,347
5% 2/15/29	100,000	118,370
5% 8/15/29	200,000	238,801
5% 2/15/30	340,000	409,582
5% 8/15/30	400,000	485,783
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	1,028,707
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	281,135
Series J, 0.75% 5/1/25	250,000	237,265
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (c)	765,000	829,496
Series 2021 239, 3.25% 10/1/51	1,030,000	1,045,167
Series 221, 3.5% 10/1/32 (c)	25,000	25,466
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	1,675,000	1,749,348
4% 3/15/45	1,350,000	1,407,281
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,279,305
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	189,331
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	512,932
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	627,048
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	318,940
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	220,000	234,590
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	100,000	90,637
5.375% 11/1/54 (d)	100,000	88,636
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	400,000	457,890
TOTAL NEW YORK		42,058,331
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	230,243
Series 2017 202, 5% 10/15/29 (c)	500,000	559,846
TOTAL NEW YORK AND NEW JERSEY		790,089
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	11,434
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	80,037
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	175,000	175,305
Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	301,553
Series 2021 A, 4% 3/1/51	280,000	249,988
TOTAL NORTH CAROLINA		818,317
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	205,000	206,023
Series 2021 B, 3% 7/1/52	660,000	662,354
TOTAL NORTH DAKOTA		868,377
Ohio - 6.7%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	542,108
Series 2020, 4% 11/15/38	1,500,000	1,591,583
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,937
5% 8/1/26	390,000	436,187
5% 8/1/27	10,000	11,394
5% 8/1/28	10,000	11,481
5% 8/1/29	10,000	11,437
5% 8/1/30	10,000	11,406
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	10,000	10,034
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	198,548
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 5% 6/1/34	370,000	417,557
Series 2020 B2, 5% 6/1/55	1,000,000	1,040,697
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	155,813
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,520,139
5% 1/1/28	800,000	921,451
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,831,554
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	111,553
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	60,000	62,917
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	228,170
5% 12/1/51	200,000	227,333
Hamilton County Healthcare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	2,917,487
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,652,564
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	272,748
Series 2019, 5% 2/1/25	160,000	171,350
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	319,259
5% 2/15/44	100,000	101,802
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	127,398
5% 3/1/28	140,000	162,143
5% 3/1/29	160,000	188,645
5% 3/1/29	210,000	247,597
5% 3/1/30	190,000	227,679
5% 3/1/30	290,000	347,511
Series 2021 B:
5% 2/1/28	205,000	237,073
5% 2/1/29	385,000	453,274
5% 2/1/30	320,000	382,963
Series 2021 C:
5% 3/15/28	275,000	318,712
5% 3/15/29	480,000	566,313
5% 3/15/30	480,000	575,535
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	240,000	253,030
5% 1/1/25	270,000	291,258
5% 1/1/26	320,000	353,534
5% 1/1/27	750,000	846,927
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	41,454
5% 1/15/31	300,000	345,836
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	15,721
Series 2021 C, 3.25% 3/1/51	4,795,000	4,868,127
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	883,524
5% 12/15/26	1,150,000	1,298,514
5% 12/15/27	1,100,000	1,269,188
5% 12/15/28	1,250,000	1,468,400
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	185,269
5% 2/1/26	150,000	166,156
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2022 A, 5% 2/15/38 (e)	185,000	216,819
(Infrastructure Projs.) Series 2022 A:
5% 2/15/26 (e)	1,090,000	1,178,684
5% 2/15/31 (e)	610,000	712,345
5% 2/15/32 (e)	70,000	82,530
Series A, 5% 2/15/51	1,100,000	1,285,038
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	111,345
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	237,629
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/22	330,000	331,994
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,242
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	5,000	5,121
TOTAL OHIO		42,081,037
Oklahoma - 0.3%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	200,000	218,675
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	207,651
5% 8/15/25	700,000	756,322
Series 2015 A, 5% 8/15/24	250,000	265,868
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	60,000	60,444
5% 8/1/23	45,000	46,541
5% 8/1/44	125,000	134,268
TOTAL OKLAHOMA		1,689,769
Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,310,000	1,352,781
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	650,000	728,821
Series 27 A, 5% 7/1/36 (c)	240,000	273,308
TOTAL OREGON		2,354,910
Pennsylvania - 9.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	2,105,000	2,342,663
5% 1/1/56 (c)	1,280,000	1,420,643
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	186,948
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	151,298
4% 12/1/41	270,000	217,229
4.25% 12/1/50	300,000	233,648
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	516,005
5% 7/1/27	475,000	523,583
5% 7/1/28	525,000	585,723
5% 7/1/29	550,000	620,668
5% 7/1/36	120,000	137,677
5% 7/1/38	240,000	274,653
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	2,250,000	2,475,228
Series 2018 A:
5% 11/15/22	100,000	102,133
5% 11/15/25	100,000	109,858
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	351,426
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	519,372
Series 2017, 5% 7/1/28	445,000	463,131
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,398
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	41,995
5% 7/15/36	500,000	558,298
Series 2020, 4% 7/15/45	500,000	516,636
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	110,817
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	67,253
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,324,626
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	95,000	95,046
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	105,029
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	348,627
Series 2019, 4% 9/1/44	185,000	192,966
Series 2020, 5% 4/1/27	300,000	330,068
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	151,760
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	206,048
Series 2016 A, 5% 8/15/46	50,000	54,700
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	259,570
5% 7/1/24	300,000	318,404
5% 7/1/26	455,000	504,848
5% 7/1/27	500,000	565,426
5% 7/1/34	450,000	509,524
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	547,031
Series 2017, 5% 5/1/35	10,000	11,241
Series 2018 A, 5% 2/15/48	100,000	112,888
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (c)	1,160,000	1,298,300
Series 2021 137, 3% 10/1/51	900,000	901,371
Series 2022 138:
3% 10/1/52	1,400,000	1,403,633
5% 4/1/26	1,100,000	1,214,754
5% 10/1/26	600,000	668,824
5% 4/1/27	500,000	561,998
5% 10/1/27	450,000	510,044
5% 4/1/28	465,000	529,798
5% 10/1/28	475,000	544,221
5% 4/1/29	480,000	553,302
5% 10/1/29	1,000,000	1,158,344
5% 4/1/30	1,010,000	1,172,584
5% 10/1/30	695,000	810,034
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	288,297
Series 2016 A1, 5% 12/1/41	1,215,000	1,318,709
Series 2021 A, 4% 12/1/50	1,000,000	1,028,557
Series 2021 B:
5% 12/1/28	625,000	721,554
5% 12/1/29	1,000,000	1,167,577
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/25 (c)	290,000	311,806
5% 7/1/35 (c)	50,000	54,849
5% 7/1/47 (c)	970,000	1,051,163
Series 2020 C, 5% 7/1/29 (c)	595,000	678,929
Series 2021:
5% 7/1/26 (c)	2,920,000	3,194,084
5% 7/1/27 (c)	4,020,000	4,468,380
5% 7/1/28 (c)	425,000	478,802
5% 7/1/34 (c)	1,000,000	1,144,627
5% 7/1/35 (c)	1,000,000	1,143,289
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	75,375
Series 2017 A, 5% 9/1/42	760,000	843,955
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	381,372
Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,185,904
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	291,308
Series 2019 A, 5% 8/1/26	220,000	244,994
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	54,345
Series 2018 B, 5% 9/1/43	50,000	56,556
Series 2019 A:
4% 9/1/35	170,000	183,106
5% 9/1/23	90,000	93,833
5% 9/1/34	80,000	93,839
Series 2019 B:
5% 9/1/25	140,000	152,166
5% 9/1/26	415,000	460,361
Series 2019 C, 5% 9/1/33	315,000	362,064
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	81,106
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	48,989
Series 2019 A:
4% 6/1/44	50,000	53,535
4% 6/1/49	115,000	122,017
5% 6/1/25	200,000	218,376
5% 6/1/44	85,000	97,772
5% 6/1/49	135,000	154,381
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	349,769
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	203,456
5% 8/1/48	310,000	340,716
TOTAL PENNSYLVANIA		56,713,210
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	190,000	207,459
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	231,904
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	40,000	41,335
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (c)	130,000	134,485
5% 12/1/23 (c)	625,000	654,630
TOTAL RHODE ISLAND		1,062,354
South Carolina - 1.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	445,666
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	60,000	62,347
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	196,002
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	1,057,628
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	255,000	278,808
Series 2018, 5% 7/1/43 (c)	520,000	572,133
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	154,929
5% 12/1/29	500,000	551,464
5% 12/1/33	15,000	16,528
5% 12/1/38	80,000	87,904
Series 2016 B:
5% 12/1/31	105,000	116,937
5% 12/1/35	195,000	216,472
5% 12/1/41	175,000	193,746
Series A, 5% 12/1/23	145,000	152,385
Series B, 5% 12/1/24	500,000	537,200
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	31,485
4% 4/15/48	20,000	20,866
5% 4/15/48	1,415,000	1,580,432
TOTAL SOUTH CAROLINA		6,272,932
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	146,422
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/24	20,000	20,771
5% 7/1/25	20,000	20,758
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (c)	450,000	491,672
5% 7/1/37 (c)	200,000	221,027
5% 7/1/38 (c)	1,315,000	1,449,179
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	55,000	57,663
Series 2019 B:
5% 7/1/38 (c)	655,000	737,583
5% 7/1/54 (c)	225,000	248,502
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,503,081
5% 1/1/30	2,400,000	2,864,717
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	460,000	467,933
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	620,000	623,151
Series 2021 3A, 3% 1/1/52	285,000	286,261
TOTAL TENNESSEE		10,138,720
Texas - 4.7%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	219,343
5% 8/1/26	200,000	224,478
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	116,618
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,128,638
Series 2021 B:
5% 1/1/33	640,000	746,753
5% 1/1/34	650,000	756,223
5% 1/1/35	550,000	638,638
5% 1/1/36	850,000	985,309
5% 1/1/37	1,100,000	1,272,443
5% 1/1/38	1,100,000	1,269,514
Series 2021 C, 5% 1/1/27	775,000	839,150
Cypress-Fairbanks Independent School District Bonds Series 2017 A2, 1.25%, tender 8/15/22 (b)	130,000	130,026
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	180,000	188,298
Series 2014 B:
5% 11/1/22 (c)	115,000	117,255
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (c)	35,000	35,723
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	15,000	14,890
2%, tender 8/1/24 (b)	85,000	84,073
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	475,000	438,890
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	841,235
4% 3/1/36	750,000	823,937
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	229,777
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	757,636
5% 10/1/26	900,000	1,010,595
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	85,000	85,804
Series 2018 A, 5% 7/1/41 (c)	1,000,000	1,102,490
Series 2018 C:
5% 7/1/26 (c)	200,000	219,531
5% 7/1/30 (c)	120,000	134,689
Series 2018 D, 5% 7/1/39	260,000	292,610
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	500,268
4% 10/1/51	1,200,000	1,185,734
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	27,982
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,575
Series 2020 C, 5% 11/15/45	1,000,000	1,175,996
Series 2021 A, 5% 11/15/26	445,000	501,378
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (c)	320,000	345,505
Series 2017, 5% 11/1/31 (c)	25,000	27,444
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	318,908
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	98,821
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	11,381
5% 8/15/47	10,000	11,193
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	101,422
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	91,504
Series 2021 B, 4% 1/1/32	2,000,000	2,198,457
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,612
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,750
Series 2020 A, 5% 5/15/50	475,000	551,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	279,963
Series 2018 A, 5% 7/1/29	305,000	350,775
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	125,177	121,302
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	115,000	119,903
Series A, 3.5% 3/1/51	160,000	164,055
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,047,190
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	107,675
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,227,348
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,252,042
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,167,795
TOTAL TEXAS		29,706,939
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (c)	10,000	10,557
5% 7/1/37 (c)	385,000	422,433
Series 2018 A:
5% 7/1/33 (c)	175,000	194,747
5.25% 7/1/48 (c)	130,000	143,844
TOTAL UTAH		771,581
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	320,000	320,501
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (c)	635,000	681,745
Series 2020 A, 5% 6/15/26 (c)	620,000	676,128
TOTAL VERMONT		1,678,374
Virginia - 2.2%
Arlington County Series 2021, 5% 6/15/26	1,600,000	1,793,445
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	2,000,000	2,072,013
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	374,617
5% 9/1/24	315,000	332,832
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	124,688
5% 4/1/25	165,000	176,092
5% 4/1/36	500,000	563,930
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	2,035,585
4% 2/1/35	1,700,000	1,868,183
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	1,400,000	1,571,962
5% 8/1/27	1,500,000	1,717,274
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (c)(e)	1,465,000	1,523,668
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	122,213
TOTAL VIRGINIA		14,276,502
Washington - 2.3%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	251,813
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	11,303
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (c)	155,000	156,678
Series 2013, 5% 7/1/24 (c)	55,000	56,954
Series 2015 B, 5% 3/1/25	70,000	74,929
Series 2015 C, 5% 4/1/24 (c)	50,000	52,851
Series 2018 A, 5% 5/1/31 (c)	350,000	387,594
Series 2019 A, 4% 4/1/44 (c)	100,000	104,792
Series 2021 C:
5% 8/1/24 (c)	445,000	473,235
5% 8/1/25 (c)	365,000	397,103
5% 8/1/26 (c)	495,000	549,078
5% 8/1/27 (c)	305,000	343,770
5% 8/1/28 (c)	860,000	979,051
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	189,738
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	314,329
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,043
Series 2015 A1, 5% 8/1/39	1,000,000	1,062,746
Series 2021 C, 5% 2/1/44	3,010,000	3,555,790
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,453
5% 7/1/30	5,000	5,721
5% 7/1/31	10,000	11,418
5% 7/1/42	100,000	112,937
Series 2017, 4% 8/15/42	100,000	103,452
Series 2019 A2, 5% 8/1/44	255,000	285,656
Series 2020, 5% 9/1/40	735,000	846,059
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	595,602
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,080,572
5% 12/1/27	985,000	1,127,231
5% 12/1/28	500,000	580,240
5% 12/1/29	500,000	577,772
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	102,211
TOTAL WASHINGTON		14,401,121
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	56,429
Wisconsin - 1.2%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	69,906
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (c)	420,000	439,911
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	170,924
5.25% 10/1/48	160,000	170,165
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	401,662
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	15,606
5% 10/1/48 (d)	20,000	20,705
5% 10/1/53 (d)	30,000	30,973
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	100,000	107,065
Series 2020, 3% 4/1/25 (d)	425,000	425,313
Series 2021 A, 4.5% 6/1/56 (d)	1,440,000	1,247,275
Series 2021 B, 6.5% 6/1/56 (d)	425,000	382,510
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,649,084
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	201,323
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	85,872
Series 2019 A:
2.25% 11/1/26	45,000	45,119
5% 11/1/22	230,000	232,269
5% 12/1/28	150,000	174,072
5% 12/1/29	150,000	176,505
Series 2019 B1, 2.825% 11/1/28	50,000	47,466
Series 2019 B2, 2.55% 11/1/27	30,000	30,066
Series 2019:
5% 10/1/24	175,000	186,617
5% 10/1/30	195,000	225,283
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	205,000	205,991
Series 2021 C, 3% 9/1/52	380,000	381,672
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	65,000	62,571
0.81%, tender 5/1/25 (b)	225,000	212,527
TOTAL WISCONSIN		7,398,452
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (c)(e)	675,000	713,375
5% 12/1/24 (c)(e)	695,000	741,911
5% 6/1/25 (c)(e)	700,000	753,695
5% 12/1/25 (c)(e)	375,000	407,349
TOTAL WYOMING		2,616,330
TOTAL MUNICIPAL BONDS (Cost $636,437,072)		605,943,776

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (f)(g) (Cost $30,385,986)	30,379,924	30,385,988

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $666,823,058)	636,329,764
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,742,429)
NET ASSETS - 100.0%	630,587,335

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,493,603 or 0.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	-	50,839,988	20,454,000	7,328	-	-	30,385,988	1.7%
Total	-	50,839,988	20,454,000	7,328	-	-	30,385,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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